	iDirect Private Credit Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2025

	Portfolio Company	Investment Type	Interest Rate (%)	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
	Investment Funds - 19.1%
	Private Business Development Company - 9.7%
	Bain Capital Private Credit Offshore Access Fund, L.P.							1,089,131	$ 28,000,000	$ 28,209,138	[1,2]

	Public Business Development Company - 9.4%
	Audax Private Credit Fund, LLC							1,096,494	27,675,182	27,295,034	[1,2]
	Total Investment Funds								55,675,182	55,504,172

	Senior Secured Loans - 64.0%
	Advertising - 1.2%
	PlayPower, Inc.	Term Loan	8.71	SOFR	500	3/11/2030	USD	3,500,000	3,500,000	3,500,000	[1,2,3]

	Application Software - 3.8%
	Cardinal Parent	Term Loan	8.32	SOFR	450	5/19/2032	USD	6,217,448	6,262,173	6,160,662	[1,2,3]
	G-3 Apollo Acquisitions Corp	Term Loan	8.74	SOFR	500	3/10/2031	USD	2,994,950	2,981,544	3,008,330	[1,2,3,4]
	G-3 Apollo Acquisitions Corp	Revolver	8.74	SOFR	500	3/10/2031	USD	64,500	64,179	64,500	[1,2,3,4]
	Govineer Solutions LLC	Term Loan	8.67	SOFR	500	10/7/2030	USD	1,885,898	1,877,677	1,885,898	[1,2,3,4]
									11,185,573	11,119,390
	Asset Management and Custody Banks - 2.8%
	Lido Advisors LLC	Delayed Draw	9.78	SOFR	475	11/15/2030	USD	1,196,970	1,196,970	1,196,970	[1,2,3,4]
	Lido Advisors LLC	Term Loan	8.52	SOFR	475	11/15/2030	USD	221,979	221,979	221,979	[1,2,3]
	Lido Advisors LLC	Term Loan	9.78	SOFR	475	11/15/2030	USD	4,257,819	4,428,472	4,257,819	[1,2,3]
	Petra Borrower, LLC	Delayed Draw	9.45	SOFR	575	11/15/2030	USD	688,381	678,750	687,571	[1,2,3,4]
	Petra Borrower, LLC	Term Loan	9.65	SOFR	575	11/15/2030	USD	1,769,313	1,811,856	1,767,231	[1,2,3]
									8,338,027	8,131,570

	Building Products - 1.5%
	Lindsay Precast	Revolver	9.00	SOFR	475	12/16/2032	USD	144,828	144,828	144,828	[1,2,3,4]
	Lindsay Precast	Term Loan	9.00	SOFR	475	12/16/2032	USD	4,224,138	4,224,138	4,224,138	[1,2,3]
									4,368,966	4,368,966
	Diversified Mining & Metals - 2.0%
	Associated Spring US LLC	Delayed Draw	8.57	SOFR	575	4/4/2030	USD	917,605	917,605	917,191	[1,2,3]
	Associated Spring US LLC	Term Loan	8.57	SOFR	575	4/4/2030	USD	1,410,457	1,410,457	1,409,822	[1,2,3,4]
	Pareto Buyers	Term Loan	9.00	SOFR	450	12/16/2032	USD	3,412,698	3,412,698	3,412,698	[1,2,3]
									5,740,760	5,739,711
	Drug Retail - 1.6%
	Avita Pharmacy	Term Loan	9.07	SOFR	525	8/6/2030	USD	4,576,442	4,555,337	4,553,560	[1,2,3,4]

	Education Services - 1.6%
	Owl Acquisition, LLC	Delayed Draw	8.69	SOFR	475	4/17/2032	USD	80,978	80,498	78,408	[1,2,3,4]
	Owl Acquisition, LLC	Term Loan	8.63	SOFR	475	4/17/2032	USD	4,851,296	4,840,016	4,697,376	[1,2,3]
									4,920,514	4,775,784
	Envidronmental & Facilities Services - 1.0%
	WER Holdings, LLC	Delayed Draw	9.17	SOFR	550	4/11/2030	USD	1,718,476	1,710,272	1,704,063	[1,2,3]
	WER Holdings, LLC	Term Loan	9.17	SOFR	550	4/11/2030	USD	829,794	826,029	822,834	[1,2,3]
	WER Holdings, LLC	Revolver	9.17	SOFR	550	4/11/2030	USD	459,720	457,560	455,864	[1,2,3]
									2,993,861	2,982,761
	Health Care Distributors - 0.6%
	Prescott's, Inc.	Term Loan	8.42	SOFR	475	12/30/2030	USD	1,446,328	1,440,025	1,436,795	[1,2,3]
	Prescott's, Inc.	Delayed Draw	8.62	SOFR	475	12/30/2030	USD	428,613	427,573	425,788	[1,2,3,4]
									1,867,598	1,862,583
	Health Care Facilities - 3.7%
	Blue Cloud Pediatric Surgery Centers, LLC	Term Loan	8.72	SOFR	525	1/21/2031	USD	3,033,819	3,014,068	3,015,939	[1,2,3]
	Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	9.33	SOFR	525	1/21/2031	USD	134,542	133,920	133,749	[1,2,3]
	Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	8.72	SOFR	525	1/21/2031	USD	436,947	434,840	434,372	[1,2,3,4]
	CRH Healthcare Purchaser, Inc.	Term Loan	8.92	SOFR	525	9/17/2031	USD	4,918,707	4,895,010	4,936,105	[1,2,3,4]
	Orion Midco, LLC	Term Loan	9.12	SOFR	525	5/21/2031	USD	2,271,196	2,240,886	2,252,779	[1,2,3,4]
									10,718,724	10,772,944
	Health Care Services - 6.2%
	BCP Remed Holdings, Inc.	Revolver	8.77	SOFR	500	2/28/2031	USD	23,500	23,394	23,500	[1,2,3,4]
	BCP Remed Holdings, Inc.	Term Loan	8.72	SOFR	500	11/1/2031	USD	2,165,120	2,155,190	2,186,771	[1,2,3]
	Care Advantage	Delayed Draw	9.60	SOFR	550	8/31/2028	USD	2,758,837	2,745,765	2,731,961	[1,2,3,4]
	HHS Buyer, Inc.	Term Loan	9.58	SOFR	550	8/31/2028	USD	468,235	464,138	463,674	[1,2,3]

	iDirect Private Credit Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	December 31, 2025

	Portfolio Company	Investment Type	Interest Rate (%)	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
	Senior Secured Loans (continued)
	Health Care Services - 6.2% (continued)
	MTS Buyer, Inc.	Term Loan	8.97	SOFR	525	6/3/2032	USD	2,961,328	$ 2,940,449	$ 2,924,274	[1,2,3,4]
	NMA Holdings, LLC	Delayed Draw	8.70	SOFR	500	12/18/2030	USD	88,748	88,438	88,558	[1,2,3,4]
	NMA Holdings, LLC	Term Loan	8.70	SOFR	500	12/18/2030	USD	1,926,618	1,914,019	1,922,484	[1,2,3]
	Psychiatric Medical Care LLC	Term Loan	8.74	SOFR	475	7/1/2032	USD	2,423,077	2,394,416	2,419,533	[1,2,3,4]
	RBFD Buyer, LLC	Delayed Draw	8.47	SOFR	500	9/14/2032	USD	51,837	51,717	51,527	[1,2,3,4]
	RBFD Buyer, LLC	Term Loan	8.47	SOFR	500	9/14/2032	USD	955,122	950,877	949,416	[1,2,3]
	Riccobene Associates Family Dentistry	Delayed Draw	8.47	SOFR	500	9/14/2032	USD	70,734	70,560	70,311	[1,2,3]
	Surgical Center Solutions LLC	Term Loan	8.47	SOFR	475	3/25/2031	USD	4,285,059	4,256,119	4,291,217	[1,2,3]
	Surgical Center Solutions LLC	Revolver	8.47	SOFR	475	3/25/2031	USD	38,868	38,605	38,924	[1,2,3,4]
									18,093,687	18,162,150
	Human Resources & Employment Services - 2.1%
	AQ Carver Buyer, Inc. (CoAdvantage)	Term Loan	9.27	SOFR	550	4/2/2031	USD	6,234,101	6,335,818	6,234,101	[1,2,3]

	Industrial Machinery and Supplies and Components - 4.7%
	AeriTek Global	Revolver	10.32	SOFR	650	8/27/2030	USD	586,275	583,466	584,241	[1,2,3,4]
	AeriTek Global	Revolver	10.38	SOFR	650	8/27/2030	USD	61,176	60,876	60,964	[1,2,3]
	AeriTek Global	Term Loan	10.32	SOFR	650	8/27/2030	USD	5,913,725	5,885,394	5,893,218	[1,2,3]
	Shape Technologies Group, Inc.	Term Loan	10.99	SOFR	425	9/6/2030	USD	2,787,137	2,763,213	2,710,233	[1,2,3]
	Vortex Companies, LLC	Delayed Draw	8.72	SOFR	500	9/4/2029	USD	356,250	354,564	356,580	[1,2,3,4]
	Vortex Intermediate, LLC	Term Loan	8.72	SOFR	500	9/4/2029	USD	3,886,719	3,869,753	3,890,323	[1,2,3]
									13,517,266	13,495,559
	Internet Services & Infrastructure - 2.1%
	Bridgepointe Technologies, LLC	Term Loan	8.67	SOFR	500	12/31/2027	USD	6,218,750	6,298,876	6,206,052	[1,2,3]

	IT Consulting and Other Services - 2.3%
	Lighthouse Technologies	Term Loan	8.72	SOFR	500	12/31/2029	USD	6,554,896	6,538,700	6,538,509	[1,2,3,4]

	Leisure Facilities - 1.9%
	CorePower Yoga, LLC	Term Loan	8.92	SOFR	550	4/30/2031	USD	5,558,070	5,531,881	5,596,880	1,2,3.4

	Leisure Products - 2.0%
	Play Holdings, Inc.	Revolver	9.23	SOFR	525	10/29/2030	USD	118,182	117,025	117,000	[1,2,3]
	Play Holdings, Inc.	Term Loan	9.23	SOFR	525	10/29/2031	USD	5,731,818	5,675,464	5,674,500	[1,2,3]
									5,792,489	5,791,500

	Movies and Entertainment - 0.9%
	Capacity Sports	Term Loan	8.20	SOFR	450	12/19/2032	USD	2,583,595	2,756,252	2,564,218	[1,2,3,4]

	Passenger Ground Transportation - 2.2%
	EverDriven	Term Loan	8.23	SOFR	450	2/14/2031	USD	6,500,000	6,642,048	6,467,500	[1,2,3]

	Other Specialty Retail - 1.8%
	Bridges Consumer Healthcare Intermediate, LLC	Delayed Draw	9.45	SOFR	525	12/20/2031	USD	1,410,584	1,404,750	1,404,172	[1,2,3,4]
	Bridges Consumer Healthcare Intermediate, LLC	Term Loan	8.85	SOFR	525	12/20/2031	USD	3,705,204	3,844,597	3,688,361	[1,2,3,4]
									5,249,347	5,092,533
	Real Estate Services - 1.7%
	Community Management Holdings LLC	Delayed Draw	8.48	SOFR	475	11/1/2031	USD	11,612	11,526	11,656	[1,2,3,4]
	Community Management Holdings LLC	Delayed Draw	8.63	SOFR	475	11/1/2031	USD	767,354	761,967	770,243	[1,2,3,4]
	Community Management Holdings LLC	Revolver	8.60	SOFR	475	11/1/2031	USD	265,957	264,098	265,957	[1,2,3,4]
	Community Management Holdings LLC	Term Loan	8.60	SOFR	475	11/1/2031	USD	3,959,442	4,087,555	3,974,348	[1,2,3]
									5,125,146	5,022,204
	Research & Consulting Services - 7.8%
	Accordion Partners LLC	Term Loan	8.70	SOFR	500	11/15/2031	USD	6,218,750	6,346,179	6,186,182	[1,2,3]
	Accordion Partners LLC	Term Loan	8.70	SOFR	525	11/15/2031	USD	750,000	768,651	748,125	[1,2,3]
	Aprio Advisory Group LLC	Revolver	8.42	SOFR	475	8/1/2031	USD	146,739	146,455	146,427	[1,2,3,4]
	Aprio Advisory Group, LLC	Delayed Draw	8.42	SOFR	475	8/1/2031	USD	1,486,015	1,483,136	1,482,851	[1,2,3]
	Aprio Advisory Group, LLC	Term Loan	8.42	SOFR	475	8/1/2031	USD	3,754,523	3,903,545	3,746,530	[1,2,3]
	Franklin Energy	Revolver	9.21	SOFR	525	8/1/2031	USD	190,840	189,924	190,523	[1,2,3,4]
	Franklin Energy	Term Loan	9.10	SOFR	525	8/1/2031	USD	5,693,384	5,666,133	5,683,929	[1,2,3]
	Pearl Meyer & Partners, LLC	Term Loan	5.25	SOFR	475	12/23/2031	USD	4,402,218	4,392,080	4,391,679	[1,2,3,4]
									22,896,103	22,576,246
	Restaurants - 0.6%
	City Barbeque, LLC	Term Loan	9.10	SOFR	535	9/4/2030	USD	1,708,149	1,696,996	1,703,259	[1,2,3,4]

	iDirect Private Credit Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	December 31, 2025

	Portfolio Company	Investment Type	Interest Rate (%)	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
	Senior Secured Loans (continued)
	Specialized Consumer Services - 2.7%
	Certified Collision Group	Term Loan	9.00	SOFR	450	12/30/2032	USD	6,052,347	6,052,347	6,052,347	[1,2,3]
	Club Car Wash Operating LLC	Delayed Draw	9.93	SOFR	550	6/16/2027	USD	837,230	829,088	834,205	[1,2,3,4]
	Club Car Wash Operating LLC	Delayed Draw	9.73	SOFR	550	6/16/2027	USD	1,023,281	1,086,152	1,019,584	[1,2,3]
									7,967,587	7,906,136
	Trading Companies and Distributors - 5.2%
	BlastOne	Revolver	8.79	LIBOR	500	8/1/2031	AUD	185,308	$ 120,735	$ 123,251	[1,2,3,4]
	BlastOne	Term Loan	8.79	LIBOR	500	8/1/2031	AUD	490,896	323,262	326,895	[1,2,3]
	BlastOne	Revolver	8.67	SOFR	500	8/1/2031	USD	270,669	269,364	270,130	[1,2,3,4]
	BlastOne	Term Loan	8.67	SOFR	500	8/1/2031	USD	3,779,897	3,761,803	3,772,368	[1,2,3]
	Easy Ice, LLC	Delayed Draw	9.09	SOFR	540	10/30/2030	USD	108,327	107,773	108,747	[1,2,3,4]
	Easy Ice, LLC	Delayed Draw	9.22	SOFR	540	10/30/2030	USD	30,417	30,339	30,535	[1,2,3,4]
	Easy Ice, LLC	Revolver	9.24	SOFR	540	10/30/2030	USD	77,916	77,538	77,916	[1,2,3,4]
	Easy Ice, LLC	Term Loan	9.24	SOFR	540	10/30/2030	USD	2,041,840	2,032,907	2,049,755	[1,2,3]
	Shrieve Chemical Company, LLC	Term Loan	10.30	SOFR	600	10/30/2030	USD	2,315,555	2,304,871	2,307,757	[1,2,3,4]
	Shrieve Chemical Company, LLC	Revolver	10.30	SOFR	600	10/30/2030	USD	30,741	30,599	30,637	[1,2,3]
	TCP Analytical	Term Loan	9.20	SOFR	500	3/12/2031	USD	808,678	808,678	809,805	[1,2,3]
	TCP Buyer, Inc.	Revolver	0.50	SOFR	500	3/12/2031	USD	89,542	89,542	89,666	[1,2,3,4]
	TCP Buyer, Inc.	Term Loan	7.01	CORRA	500	3/12/2031	CAD	518,043	380,754	378,235	[1,2,3]
	TCP Buyer, Inc.	Term Loan	9.20	SOFR	500	3/12/2031	USD	4,811,067	4,811,065	4,817,777	[1,2,3]
									15,149,230	15,193,474
	Total Senior Secured Loans								187,780,786	186,357,590

	Short-Term Investments - 14.8%
	Money Market Funds - 14.8%
	Fidelity Treasury Portfolio, Class I, 3.66%							42,937,883	42,937,882	42,937,883	[5]
	Fidelity Government Portfolio Institutional Class, 3.71%							107,201	107,201	107,201	[5]
	Total Short-Term Investments								43,045,083	43,045,084

	Total Investments - 97.9%								$ 286,501,051	$ 284,906,846
	Other Assets Less Liabilities - 2.1%									6,037,628
	Net Assets - 100.0%									$ 290,944,474

AUD -	Australian Dollars
CAD -	Canadian Dollars
USD -	United States Dollar
SOFR -	Secured Overnight Financing Rate
LLC -	Limited Liability Company
LIBOR -	London Interbank Offered Rate
CORRA -	Canadian Overnight Repo Rate Average

(1)	The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(2)	Securities restricted to resale represent $241,861,760 , or 83.1% of net assets.
(3)	Variable or floating rate security. The rate in effect as of December 31, 2025, is based on the reference rate plus the displayed spread as of the security's last reset date.
(4)	A portion of this investment was not funded as of December 31, 2025. The Fund had $40,577,908 at par value in unfunded commitments as of December 31, 2025.
(5)	Rate disclosed is the seven day effective yield as of December 31, 2025.